Rockefeller Core Equity Fund
Rockefeller Core Equity Fund
Investment Objective
The Rockefeller Core Equity Fund (the “Core Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rockefeller Core Equity Fund	Rockefeller Core Equity Fund - Intitutional Class Shares	Rockefeller Core Equity Fund - Advisor Class Shares
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rockefeller Core Equity Fund		Rockefeller Core Equity Fund - Intitutional Class Shares	Rockefeller Core Equity Fund - Advisor Class Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fees		none	0.15%
Other Expenses	[1]	0.28%	0.28%
Total Annual Fund Operating Expenses		1.13%	1.28%
Less: Fee Waiver and/or Expense Reimbursement		(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.99%	1.14%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Rockefeller & Co., Inc., the Fund's investment adviser (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 0.99% and 1.14% of the Fund's average daily net assets for Institutional Class shares and Advisor Class shares, respectively, through at least December 26, 2016. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Rockefeller Core Equity Fund (USD $)	One Year	Three Years
Rockefeller Core Equity Fund - Intitutional Class Shares	101	315
Rockefeller Core Equity Fund - Advisor Class Shares	116	362

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund invests in securities of U.S. and foreign issuers of any size, with a focus on larger, more established companies.  The Fund’s investments in foreign securities may include securities of companies in emerging markets or less developed countries.  Equity securities in which the Fund may invest include common stocks, preferred stocks, and interests in other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund’s investments in common stocks of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”).  The Fund invests a portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities.  The Fund generally will not seek to hedge against currency risks, although the Fund may engage in such hedging strategies if the Adviser determines that it may be advantageous to do so.

To select investments for the Fund’s portfolio, the Adviser applies a bottom-up security analysis that includes fundamental, sector based research in seeking to identify businesses that have steady growth, high returns on capital, and established barriers to competition, as well as compelling valuations.  The Fund typically invests in a portfolio of approximately 50 to 80 companies.  The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund may liquidate and terminate at any time without shareholder approval.

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

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Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.  Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.  Preferred stock is subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited.

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Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Small and Medium Capitalization Companies Risk.  Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.

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Foreign Securities and Currency Risk.  Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities.

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Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries.  Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.

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Foreign Currency Exchange Contracts Risk.  These contracts may fall in value in response to foreign market or currency fluctuations with respect to the country to which they relate. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

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Other Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for 1, 5 and 10 years and since February 1, 1999 compare with those of a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Immediately prior to the commencement of the Fund’s operations, which is expected to occur on April 1, 2014, the Rockefeller Global Equity Fund II, L.P., a limited partnership managed by the Adviser on a fully discretionary basis (the “Predecessor Partnership”), will convert into the Fund by transferring all of its assets to the Fund in exchange for shares of the Fund (the “Conversion”).  The Predecessor Partnership has an inception date of January 1, 1987.  David Harris, one of the current portfolio managers of the Fund, has served as the Predecessor Partnership’s portfolio manager since February 1, 1999 and will continue to serve as portfolio manager through the date of the Conversion.  From the date that David Harris became its portfolio manager, through the date of the Conversion, the Predecessor Partnership maintained an actively managed portfolio pursuant to an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.

The Fund’s performance for periods before the Conversion is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes capital gains and losses plus income and reinvestment of dividends and interest.  All returns reflect the deduction of all actual fees and expenses, including but not limited to management fees, custody fees, administration fees, legal fees, organizational expenses, interest on margin accounts and other indebtedness, audit expenses, brokerage commissions and execution costs paid by the Predecessor Partnership, without provision for state or local taxes.

The financial statements for the Predecessor Partnership were audited for all years that David Harris was the portfolio manager of the Predecessor Partnership (i.e., from February 1, 1999, to the date of the Conversion).  The performance returns of the Predecessor Partnership are unaudited and are calculated by the Adviser on a total return basis, including capital gains or losses plus income and reinvestment of dividends and interest, after deducting all fees and expenses incurred.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund’s performance prior to the Conversion is that of the Predecessor Partnership and should not be considered indicative of the Fund’s future performance.  After the Conversion, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.

Predecessor Partnership Calendar Year Returns as of December 31

During the 10 year period shown in the bar chart, the best performance for a quarter was 16.71% (for the quarter ended September 30, 2009).  The worst performance was -24.00% (for the quarter ended December 31, 2008).

Average Annual Total Returns (Periods Ended December 31, 2012)
Average Annual Returns Rockefeller Core Equity Fund	Label	Average Annual Returns, One Year	Average Annual Returns, Five Years	Average Annual Returns, Ten Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rockefeller Core Equity Fund - Intitutional Class Shares	Return Before Taxes	18.77%	(0.71%)	7.83%	4.77%	Feb. 01, 1999
After Taxes on Distributions Rockefeller Core Equity Fund - Intitutional Class Shares	Return After Taxes on Distributions
After Taxes on Distributions and Sale of Fund Shares Rockefeller Core Equity Fund - Intitutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares
MSCI World Index – Net Dividends (reflects no deduction for fees, expenses or taxes)	MSCI World Index - Net Dividends	15.83%	(1.18%)	7.51%	2.75%	Feb. 01, 1999

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  Prior to April 1, 2014, the Fund was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to April 1, 2014.